T. Rowe Price International Funds, Inc.
   T. Rowe Price Emerging Europe & Mediterranean Fund

   T. Rowe Price International Growth & Income Fund

 Supplement to prospectus dated March 1, 2002
--------------------------------------------------------------------------------
 Effective October 31, 2002, the expense limitation table located below Table 3 of the prospectus on page 15 will be revised with the following to reflect the extension of the fund's expense ratio limitation:

                                                   Expense Ratio
             Fund          Limitation Period         Limitation        Reimbursement Date

       Emerging Europe &    10/31/02-10/31/04           1.75%               10/31/06
       Mediterranean
                           ----------------------------------------------------------------
       International
       Growth & Income      10/31/02-10/31/04           1.25%               10/31/06



--------------------------------------------------------------------------------
 The date of this supplement is October 31, 2002.
--------------------------------------------------------------------------------

 C01-041 10/31/02